Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company had no financial assets or liabilities that required fair value measurement as of December 31, 2025 and 2024. During the year ended December 31, 2024, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis, which included 2022 Convertible Notes and 2024 Convertible Notes (together the “Convertible Notes’).

Convertible Notes

The Company elected the fair value option to account for its Convertible Notes. The fair value of the Convertible Notes was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. At each reporting period, and upon conversion of the Convertible Notes in 2024, the Company recorded an adjustment to mark-to-market the outstanding Convertible Notes to their fair value, with the change in fair value being presented within other income and expense in the consolidated statements of operations.

The Company determined the fair value of the Convertible Notes based on the proceeds received for the Convertible Notes; the terms of the Convertible Notes, including the rate at which the notes convert into equity securities; the probability and timing of conversion scenarios and; the fair value of the underlying equity shares. The Company estimated the probability and timing of the qualified equity financing based on management’s assumptions and knowledge of specified events at issuance and as of each reporting date.

The following table provides a roll-forward of the aggregate fair value of the Company’s Convertible Notes for which fair value was determined using Level 3 inputs (in thousands):

	2022 Convertible Notes	2024 Convertible Notes
Fair value at December 31, 2023	$10,886	$—
Issuance of convertible notes	—	1,150
Change in fair value	1,484	8
Conversion of Notes upon issuance of Series A-2 Preferred Stock and Series SA-2 Preferred Stock	(12,370)	(1,158)
Fair value at December 31, 2024	$—	$—

The Company recorded an expense of $1.5 million for changes in the fair value of the Convertible Notes in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. As of December 31, 2025 and 2024 the Company did not have any outstanding Convertible Notes.